Share-based compensation (Details) - Equity Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of shares, Outstanding as of January 1	413,706.0
Number of shares, Granted during the year	0
Number of shares, Exercised during the year	(71,876.0)
Number of shares, Forfeited during the year	0
Number of shares, Outstanding as of December 31	341,830.0	413,706.0
Number of shares, Exercisable as of December 31	341,830.0
Weighted average exercise prices, Outstanding as of January 1	$ 6.54
Weighted average exercise prices, Granted during the year	0
Weighted average exercise prices, Exercised during the year	4.07
Weighted average exercise prices, Forfeited during the year	0
Weighted average exercise prices, Outstanding as of December 31	7.05	$ 6.54
Weighted average exercise prices, Exercisable as of December 31	$ 7.05
Aggregate intrinsic value, Outstanding as of January 1	$ 10,450
Aggregate intrinsic value, Outstanding as of December 31	6,057	$ 10,450
Aggregate intrinsic value, Exercisable as of December 31	$ 6,057
Weighted average remaining contractual life Outstanding as of January 1, 2018	2 years 8 months 12 days	3 years 9 months 25 days
Weighted average remaining contractual life Exercisable as of December 31, 2018	2 years 8 months 12 days